Significant event – Gulf of Mexico oil spill	12 Months Ended
Dec. 31, 2018
Significant Events [Abstract]
Significant event – Gulf of Mexico oil spill
Significant event – Gulf of Mexico oil spill
As a consequence of the Gulf of Mexico oil spill in April 2010, BP continues to incur costs and has also recognized liabilities for certain future costs.
The impacts of the Gulf of Mexico oil spill on the income statement, balance sheet and cash flow statement of the group are included within the relevant line items in those statements and are shown in the table below.

			$ million
	2018	2017	2016
Income statement
Production and manufacturing expenses	714	2,687	6,640
Profit (loss) before interest and taxation	(714)	(2,687)	(6,640)
Finance costs	479	493	494
Profit (loss) before taxation	(1,193)	(3,180)	(7,134)
Less: Taxation	174	(2,222)	3,105
Profit (loss) for the period	(1,019)	(5,402)	(4,029)
Balance sheet
Current assets
Trade and other receivables	214	252
Current liabilities
Trade and other payables	(2,279)	(2,089)
Provisions	(333)	(1,439)
Net current assets (liabilities)	(2,398)	(3,276)
Non-current assets
Deferred tax	1,563	2,067
Non-current liabilities
Other payables	(11,922)	(12,253)
Provisions	(12)	(1,141)
Deferred tax	3,999	3,634
Net non-current assets (liabilities)	(6,372)	(7,693)
Net assets (liabilities)	(8,770)	(10,969)
Cash flow statement
Profit (loss) before taxation	(1,193)	(3,180)	(7,134)
Net charge for interest and other finance expense, less net interest paid	479	493	494
Net charge for provisions, less payments	240	2,542	4,353
(Increase) decrease in other current and non-current assets	(485)	(1,738)	(3,210)
Increase (decrease) in other current and non-current liabilities	(2,572)	(3,453)	(1,608)
Pre-tax cash flows	(3,531)	(5,336)	(7,105)

Income statement
The group income statement for 2018 includes a pre-tax charge of $1,193 million (2017 pre-tax charge of $3,180 million, 2016 pre-tax charge of $7,134 million) in relation to the Gulf of Mexico oil spill. The charge within production and manufacturing expenses in 2018 of $714 million (2017 $2,687 million, 2016 $6,640 million) relates mainly to business economic loss (BEL) and other claims associated with the Deepwater Horizon Court Supervised Settlement Program (DHCSSP). Finance costs of $479 million (2017 $493 million, 2016 $494 million) reflect the unwinding of the discount on payables and, for 2016, provisions.
The cumulative amount charged to the income statement to date comprises spill response costs arising in the aftermath of the incident, amounts charged for the 2012 agreement with the US government to resolve all federal criminal claims arising from the incident, amounts charged for the 2016 consent decree and settlement agreement with the United States and the five Gulf coast states including amounts payable for natural resource damages, state claims and Clean Water Act penalties, operating costs, amounts charged upon initial recognition of the trust obligation, other litigation, claims, environmental and legal costs and estimated obligations for future costs, net of settlements agreed with the co-owners of the Macondo well and other third parties.
The cumulative pre-tax income statement charge since the incident amounts to $67.0 billion and is analysed in the table below.

				$ million
	2018	2017	2016	Cumulative since the incident
Environmental costs	—	—	—	8,526
Spill response costs	—	—	—	14,304
Litigation and claims costs	629	2,647	6,596	42,410
Clean Water Act penalties	—	—	—	4,061
Other costs	85	40	44	1,394
Settlements credited to the income statement	—	—	—	(5,681)
(Profit) loss before interest and taxation	714	2,687	6,640	65,014
Finance costs	479	493	494	1,944
(Profit) loss before taxation	1,193	3,180	7,134	66,958

2. Significant event – Gulf of Mexico oil spill – continued
Provisions and contingent liabilities
Provisions
Movements during the year in the remaining provision, which relates to litigation and claims, are presented in the table below.

$ million
2018
Litigation and claims
At 1 January	2,580
Increase in provision	629
Reclassified to other payables	(2,045)
Utilization	(819)
At 31 December	345
Of which – current	333
– non-current	12

Litigation and claims – PSC settlement
The Economic and Property Damages Settlement Agreement (EPD Settlement Agreement) with the Plaintiffs' Steering Committee (PSC) provides for a court-supervised settlement programme, the DHCSSP, which commenced operation on 4 June 2012. A separate claims administrator was appointed to pay medical claims and to implement other aspects of the Medical Benefits Class Action Settlement. For further information on the PSC settlements, see Legal proceedings on page 296.
The litigation and claims provision reflects the latest estimate for the remaining costs associated with the PSC settlement. These costs relate predominantly to BEL claims and associated administration costs. The amounts ultimately payable may differ from the amount provided and the timing of payments is uncertain.
The DHCSSP’s determination of BEL claims was substantially completed by the end of 2017 and remaining claims continued to be processed throughout 2018 with only a very small number of claims remaining to be determined by the end of 2018. However certain BEL claims determined by the DHCSSP have been and continue to be appealed by BP and/or the claimants.
During 2018 settlement agreements were reached with claimants for a significant proportion of the provision existing at the beginning of the year. Amounts payable under these settlement agreements have been reclassified from provisions to other payables. The remaining amount provided for includes the latest estimate of the amounts that are expected ultimately to be paid to resolve outstanding BEL claims. Claims under appeal will ultimately only be resolved once the full judicial appeals process has been concluded, including appeals to the Federal District Court and Fifth Circuit, as may be the case, or when settlements are reached with individual claimants. Depending upon the ultimate resolution of these claims, the amounts payable may differ from those currently provided.
Payments to resolve outstanding claims under the PSC settlement are expected to be made over a number of years. The timing of payments, however, is uncertain, and, in particular, will be impacted by how long it takes to resolve claims that have been appealed and may be appealed in the future.
Contingent liabilities
For information on legal proceedings relating to the Deepwater Horizon oil spill, see Legal proceedings on pages 296-298. Any further outstanding Deepwater Horizon related claims are not expected to have a material impact on the group's financial performance.
Other payables
Other payables include amounts payable under the 2016 consent decree and settlement agreement with the United States and five Gulf coast states, including amounts payable for natural resource damages, state claims and Clean Water Act penalties. On a discounted basis the amounts included in other payables for these elements of the agreements are $5,485 million payable over 14 years, $2,897 million payable over 15 years and $4,010 million payable over 14 years respectively at 31 December 2018. For full details of these agreements, see BP Annual Report and Form 20-F 2015.
In addition, other payables at 31 December 2018 also includes amounts payable for settled economic loss and property damage claims which are payable over a period of up to nine years.
Cash flow statement
The impact on net cash provided by operating activities on a pre-tax basis amounted to an outflow of $3,531 million (2017 outflow of $5,336 million, 2016 outflow of $7,105 million). On a post-tax basis, the amounts were an outflow of $3,218 million (2017 outflow of $5,167 million and 2016 outflow of $6,892 million).
Cash outflows in 2018, 2017 and 2016 include payments made under the 2012 agreement with the US government to resolve all federal criminal claims arising from the incident and the 2016 consent decree and settlement agreement with the United States and the five Gulf coast states.